Basis of Preparation - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018
Basis Of Presentation [Line Items]
Non-cancellable operating lease commitments	$ 1,800
Money market funds			$ 7,800
Reclassification of trade and other receivables from amortised cost to FVPL			1,316
Reclassification of retained earnings to cost of hedging reserve	22
Reclassification of cash flow hedge reserve to cost of hedging reserve	4
Transition adjustment reduction in trade and other receivables			235
Transition adjustment reduction in deferred tax liabilities			71
Consolidated sales revenue	19,914	$ 19,319
Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Basis Of Presentation [Line Items]
Consolidated sales revenue	$ (10)
Retained earnings [Member]
Basis Of Presentation [Line Items]
De-recognition of receivable arising from uplift transaction			164
Transition adjustment reduction in trade and other receivables			235
Bottom of range [Member]
Basis Of Presentation [Line Items]
Period to determine final prices for copper concentrate	30 days
Top Of Range [Member]
Basis Of Presentation [Line Items]
Period to determine final prices for copper concentrate	180 days
IFRS 9 [Member]
Basis Of Presentation [Line Items]
Impairment provision resulting from the application of the ECL model			$ 7